Embedded Derivative Asset and Silver Stream (Details Textual)	1 Months Ended			12 Months Ended
	Mar. 29, 2017 CAD ($) shares	Mar. 29, 2017 USD ($) t $ / Ounce-oz shares	Oct. 02, 2008 USD ($)	Dec. 31, 2018 $ / Ounce-oz shares	Dec. 31, 2017 CAD ($)
Percentage of Life of Mine Silver		25.00%	25.00%
Proceeds From Up-front Deposit Payments			$ 50,000,000
Proceeds From Further Up-front Deposit Payments			$ 3.90
Silver Purchase Agreement, initial Term			40 years
Number Of Shares Issued as a consideration to wheaton | shares	3,000,000	3,000,000		10,000
Value Of Shares Issued as a consideration to wheaton	$ 6,600,000	$ 4,934,948			$ 6,600,000
Up front deposit amount		50,000,000
Percentage Of Interest Representing Future Production				25.00%
Production payment per ounce | $ / Ounce-oz				3.90
Repayment Of Original Deposit		$ 50,000,000
Events Occurred After Reporting Period [Member]
Mine and mill Completion per day | t		400
Reduction of mill throughput per day | t		322
Obligation to pay capacity related refund		$ 8,788,000
Bottom of range [member] | Events Occurred After Reporting Period [Member]
Actual monthly production payment,upper ceiling grade	600 g/t	600 g/t
Price of silver | $ / Ounce-oz		13
Top of range [member] | Events Occurred After Reporting Period [Member]
Actual monthly production payment,upper ceiling grade	1,400 grams per tonne (“g/t”)	1,400 grams per tonne (“g/t”)
Price of silver | $ / Ounce-oz		25